Document and Entity Information	Sep. 18, 2026
Cover [Abstract]
Entity Registrant Name	Clearwater Paper Corp
Amendment Flag	false
Entity Central Index Key	0001441236
Document Type	8-K
Document Period End Date	Sep. 18, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-34146
Entity Tax Identification Number	20-3594554
Entity Address, Address Line One	601 West Riverside
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99201
City Area Code	(509)
Local Phone Number	344-5900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CLW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false